Prepaid Expenses and Deferred Offering Costs	12 Months Ended
Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Deferred Offering Costs

NOTE 3 – PREPAID EXPENSES AND DEFERRED OFFERING COSTS

As of March 31, 2021, the Company had $123,575 in prepaid expenses and other assets consisting of approximately $78,000 in marketing services, $9,000 in annual OTC listing license and $9,000 in insurance costs. The Company also had deferred offering costs of $280,163 consisting of legal and accounting costs incurred related to our S-1 and S-1/A filings with the Securities and Exchange Commission on October 13, 2020, December 31, 2020 and March 29, 2021, respectively, which will be recorded as a reduction of proceeds should we be successful in raising capital through this S-1 offering or expensed if not.

As of March 31, 2020, the Company had $133,523 in prepaid expenses recorded consisting of approximately $100,000 in marketing services, $10,000 in annual OTC listing license and $6,000 in insurance costs.